Restricted Deposits	12 Months Ended
Dec. 31, 2020
Restricted Deposits [Abstract]
Restricted Deposits
6.	Restricted Deposits

Restricted deposits as of December 31, 2019 and 2020 are as follows:

			2019	2020
			In millions of won
Cash and cash equivalents	Escrow accounts	￦	—	544
	Deposits for government project and others		9,287	5,066
	Collateral provided for borrowings		63,198	117,747
	Collateral provided for lawsuit		3	42
	Deposits for transmission regional support program		3,002	5,469
Short-term financial instruments	Restriction on withdrawal related to ‘win-win growth program’ for small and medium enterprises and others		93,000	109,000
Non-current financial assets at fair value through profit or loss	Decommissioning costs of nuclear power plants
			541,969	577,481
Long-term financial instruments	Escrow accounts		74	76
	Guarantee deposits for banking accounts at oversea branches		326	306
	Collateral provided for borrowings		11,745	11,745
	Decommissioning costs of nuclear power plants		250,464	258,282
	Funds for developing small and medium enterprises(*)		200,000	210,000

		￦	1,173,068	1,295,758

(*)

Deposits for small and medium enterprise at the Industrial Bank of Korea (IBK) and others for construction of Bitgaram Energy Valley and support for high potential businesses as of December 31, 2019 and 2020.